Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000047995 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000047995 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000047995 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000047995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000047995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000047995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000047995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000047995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000047995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000047996 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047996 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Rush Enterprises Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047996 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000047996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000047996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000047996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000047996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000047996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000047996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000047996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000047997 [Member] | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Liquidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Matson Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Mirum Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Liberty Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Brookdale Senior Living Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Kosmos Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Astronics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000047997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000047997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000047997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000047997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000047997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000047997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000047998 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047998 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000047998 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000047998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000047998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000047998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000047998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000047998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000047998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000047998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000047999 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047999 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047999 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047999 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047999 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047999 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000047999 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000047999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000047999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000047999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000047999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000047999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000047999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000047999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048000 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000048000 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000048000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000048000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000048000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000048000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000048000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000048000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000048000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000048001 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048001 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048001 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048001 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000048001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000048001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000048001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000048001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000048001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000048001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048896 [Member] | Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Gap The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Wayfair Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Lear Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Sirius XM Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000048896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
C000048896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000048896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048897 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000048897 [Member] | Lamb Weston Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048897 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048897 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048897 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048897 [Member] | Flowers Foods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | Smithfield Foods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | Pilgrim s Pride Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	90.20%
C000048897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000048897 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048898 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048898 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048898 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048898 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048898 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048898 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048898 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048898 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048898 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048898 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000048898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048899 [Member] | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Rithm Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | First American Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | T Rowe Price Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000048899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048900 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048900 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Ionis Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000048900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048901 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048901 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000048901 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048901 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	66.40%
C000048901 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000048901 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000048901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048902 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000048902 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048902 [Member] | Mosaic The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048902 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048902 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048902 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048902 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048902 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000048902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000048902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000048903 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048903 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Cirrus Logic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048903 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048903 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	78.60%
C000048903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000048903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000048903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000048903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048904 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048904 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048904 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048904 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048904 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048904 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048904 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000048904 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000099059 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099059 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099059 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099059 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099059 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Uranium Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000099059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000099059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000099059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000099059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000099059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000099059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099060 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Mosaic The Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099060 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000099060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000099060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000099060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000099060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000099060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000099060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000099060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000099061 [Member] | Liquidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Mirum Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Brookdale Senior Living Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099061 [Member] | Astronics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099061 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099061 [Member] | Lemonade Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Ardelyx Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | ACM Research Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099061 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000099061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000099061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000099061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000099061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000099061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099062 [Member] | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Matson Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Liberty Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Kosmos Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | RPC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Stepan Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | ArcBest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Bristow Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Expro Group Holdings N V [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099062 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099062 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099062 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000099062 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000099062 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000099062 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000099062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000099062 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000099062 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%